Income taxes - Summary the Schedules of Deferred Tax Assets and Liabilities by Major Because of their Occurrence (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss		¥ 61,544
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		1,381,918	¥ 858,063
Recognized in profit or loss		172,343	174,452
Recognized in other comprehensive income		289,805	279,236
Changes accompanying business combination		1,150	(3,901)
Recognized directly in equity		3,125	(1,618)
Other	[1]	(14,496)	75,686
Deferred tax liability (asset)		1,833,845	1,381,918
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		77,541	81,088
Recognized in profit or loss		2,270	(11,765)
Recognized in other comprehensive income		(2)
Changes accompanying business combination		567	460
Other	[1]	1,015	7,758
Deferred tax liability (asset)		81,391	77,541
Deferred Tax Assets [Member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		75,547	67,135
Recognized in profit or loss		(475)	16,287
Recognized in other comprehensive income		(4,550)	(11,350)
Recognized directly in equity			(613)
Other	[1]	(7,549)	4,088
Deferred tax liability (asset)		62,973	75,547
Deferred Tax Assets [Member] | Amortization Including Content Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		19,619	2,217
Recognized in profit or loss		8,903	14,293
Other	[1]	(450)	3,109
Deferred tax liability (asset)		28,072	19,619
Deferred Tax Assets [Member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		135,730	118,847
Recognized in profit or loss		10,457	17,154
Other	[1]	(10,913)	(271)
Deferred tax liability (asset)		135,274	135,730
Deferred Tax Assets [Member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		167,402	149,982
Recognized in profit or loss		11,737	7,918
Changes accompanying business combination		3
Other	[1]	(4,370)	9,502
Deferred tax liability (asset)		174,772	167,402
Deferred Tax Assets [Member] | Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		48,807	44,723
Recognized in profit or loss		(3,504)	2,892
Other	[1]	1,174	1,192
Deferred tax liability (asset)		46,477	48,807
Deferred Tax Assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		41,603	40,052
Recognized in profit or loss		(477)	(663)
Other	[1]	(2,232)	2,214
Deferred tax liability (asset)		38,894	41,603
Deferred Tax Assets [Member] | Tax Credit Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		57,646	36,224
Recognized in profit or loss		4,219	11,698
Changes accompanying business combination		57	2,991
Other	[1]	(325)	6,733
Deferred tax liability (asset)		61,597	57,646
Deferred Tax Assets [Member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		10,741	6,150
Recognized in profit or loss		152	3,525
Other	[1]	1,110	1,066
Deferred tax liability (asset)		12,003	10,741
Deferred Tax Assets [Member] | Impairment Of Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		7,780	6,052
Recognized in profit or loss		51,863	2,279
Other	[1]	(5,435)	(551)
Deferred tax liability (asset)		54,208	7,780
Deferred Tax Assets [Member] | Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		48,454	53,440
Recognized in profit or loss		24,147	(11,697)
Other	[1]	(1)	6,711
Deferred tax liability (asset)		72,600	48,454
Deferred Tax Assets [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		289,281	224,572
Recognized in profit or loss		68,523	47,828
Recognized in other comprehensive income		656	(598)
Changes accompanying business combination		523	(7,352)
Recognized directly in equity		3,125	(1,005)
Other	[1]	114,347	25,836
Deferred tax liability (asset)		476,455	289,281
Deferred Tax Assets [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		19,240
Recognized in profit or loss		(9,781)
Recognized in other comprehensive income		4,076	17,230
Other	[1]	(669)	2,010
Deferred tax liability (asset)		12,866	19,240
Deferred Tax Assets [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		382,527	27,581
Recognized in profit or loss		4,309	74,703
Recognized in other comprehensive income		289,625	273,954
Other	[1]	(100,198)	6,289
Deferred tax liability (asset)		576,263	382,527
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,048,792)	(582,577)
Recognized in profit or loss		(193,895)	(191,575)
Recognized in other comprehensive income		(219,403)	(219,286)
Changes accompanying business combination		(4,702)	(5,295)
Recognized directly in equity		7	(20)
Other	[1]	16,996	(50,039)
Deferred tax liability (asset)		(1,449,789)	(1,048,792)
Deferred Tax Liabilities [Member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(499,709)	(203,719)
Recognized in profit or loss		(67,854)	(79,827)
Recognized in other comprehensive income		(219,798)	(219,099)
Other	[1]	67,524	2,936
Deferred tax liability (asset)		(719,837)	(499,709)
Deferred Tax Liabilities [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(104,993)	(7,012)
Recognized in profit or loss		(50,638)	(65,932)
Recognized in other comprehensive income		376	19
Changes accompanying business combination		(4,702)	(5,295)
Recognized directly in equity		7	(20)
Other	[1]	(55,651)	(26,753)
Deferred tax liability (asset)		(215,601)	(104,993)
Deferred Tax Liabilities [Member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(113,240)	(96,069)
Recognized in profit or loss		(8,529)	(16,775)
Other	[1]	1,239	(396)
Deferred tax liability (asset)		(120,530)	(113,240)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(4,377)
Recognized in profit or loss			4,389
Recognized in other comprehensive income			(206)
Other	[1]		194
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(52,334)	(24,567)
Recognized in profit or loss		(48,477)	(24,753)
Other	[1]	660	(3,014)
Deferred tax liability (asset)		(100,151)	(52,334)
Deferred Tax Liabilities [Member] | Intangible Assets Acquired Through Stock Exchange Offerings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred Tax Liabilities [Member] | Intangible Assets Derived From EMI Music Publishing Acquisition [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(116,991)	(105,956)
Recognized in profit or loss		2,252	3,466
Other	[1]	1,215	(14,501)
Deferred tax liability (asset)		(113,524)	(116,991)
Deferred Tax Liabilities [Member] | Undistributed Earnings Of Foreign Subsidiaries And Affiliates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(84,951)	(69,590)
Recognized in profit or loss		(16,303)	(6,856)
Recognized in other comprehensive income		19
Other	[1]	2,009	(8,505)
Deferred tax liability (asset)		(99,226)	(84,951)
Deferred Tax Liabilities [Member] | Investment in M3, Inc. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(52,625)	(47,338)
Recognized in profit or loss		(4,346)	(5,287)
Deferred tax liability (asset)		¥ (56,971)	¥ (52,625)

[1]	Other includes exchange differences on translating foreign operations and others.